EQUITY-BASED COMPENSATION - Black Scholes option-pricing (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY-BASED COMPENSATION
Expected term (in years)	7 years	7 years	7 years
Expected volatility, minimum	44.00%	32.00%
Expected volatility, maximum	47.00%	35.00%	32.00%
Weighted-average volatility	46.00%	35.00%	32.00%
Risk-free rate, minimum	0.40%	1.40%
Risk-free rate, maximum	0.70%	2.80%	2.80%
Expected dividend rate	0.00%	0.00%	0.00%